Revenue by Categories - Schedule of Revenue Generated from Different Revenue Streams (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	$ 463,330	$ 284,106	$ 198,199
Cloud mining solutions [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	271,036	178,044	99,392
BTC self-mining [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	157,511	100,197	60,291
Sale of mining equipment [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	30,463		10,400
Leasing of mining equipment [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams			1,336
Sourcing commission for mining equipment [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams			18,792
Hosting services and others [Member]
Schedule of Revenue Generated from Different Revenue Streams [Line Items]
Revenue generated from different revenue streams	$ 4,320	$ 5,865	$ 7,988